Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Ordinary shares, par value		$ 0.01
Ordinary shares, shares authorized		1,000
Ordinary shares, shares issued		100
Ordinary shares, shares outstanding		100
Hoya Intermediate, LLC
Redeemable preferred stock, par value	$ 0		$ 0	$ 0
Redeemable preferred stock, share authorized	100,000		100,000	100,000
Redeemable preferred stock, share issued	100,000		100,000	100,000
Common units, No par value	$ 0		$ 0	$ 0
Common units, Issued	100,000		100,000	100,000
Common units, Outstanding	100,000		100,000	100,000
Redeemable Senior Preferred Units | Hoya Intermediate, LLC
Redeemable preferred stock, par value	$ 0		$ 0	$ 0
Redeemable preferred stock, share authorized	100,000		100,000	100,000
Redeemable preferred stock, share issued	100,000		100,000	100,000
Redeemable preferred stock, share outstanding	100,000	100,000	100,000	100,000
Redeemable preferred stock, liquidation preference	$ 234,489,000		$ 214,008,000	$ 189,571,000
Redeemable Preferred Units [Member] | Hoya Intermediate, LLC
Redeemable preferred stock, share outstanding	100,000	100,000	100,000	100,000